Fair Value Measurements (Details 2) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified									12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012 Impaired loans [Member]	Dec. 31, 2011 Impaired loans [Member]	Dec. 31, 2012 Other real estate owned [Member]	Dec. 31, 2011 Other real estate owned [Member]	Dec. 31, 2012 Mortgage servicing rights [Member]	Dec. 31, 2011 Mortgage servicing rights [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member]	Dec. 31, 2011 Level III [Member] Impaired loans [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Appraisal of Collateral [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Appraisal of Collateral [Member] Maximum [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Appraisal of Collateral [Member] Minimum [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Discounted Cash Flow [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Discounted Cash Flow [Member] Maximum [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Discounted Cash Flow [Member] Minimum [Member]	Dec. 31, 2012 Level III [Member] Other real estate owned [Member]	Dec. 31, 2011 Level III [Member] Other real estate owned [Member]	Dec. 31, 2012 Level III [Member] Other real estate owned [Member] Appraisal of Collateral [Member]	Dec. 31, 2012 Level III [Member] Other real estate owned [Member] Appraisal of Collateral [Member] Maximum [Member]	Dec. 31, 2012 Level III [Member] Other real estate owned [Member] Appraisal of Collateral [Member] Minimum [Member]	Dec. 31, 2012 Level III [Member] Mortgage servicing rights [Member]	Dec. 31, 2011 Level III [Member] Mortgage servicing rights [Member]	Dec. 31, 2012 Level III [Member] Mortgage servicing rights [Member] Discounted Cash Flow [Member]	Dec. 31, 2012 Level III [Member] Mortgage servicing rights [Member] Discounted Cash Flow [Member] Maximum [Member]	Dec. 31, 2012 Level III [Member] Mortgage servicing rights [Member] Discounted Cash Flow [Member] Minimum [Member]
Schedule of quantitative information of assets measured at fair value on a nonrecurring basis
Fair value estimate	$ 9,412	$ 6,741	$ 25	$ 10	$ 214	$ 167	$ 9,412	$ 6,741	$ 2,152			$ 7,260			$ 25	$ 10	$ 25			$ 214	$ 167	$ 214
Appraisal adjustments										(3500.00%)	(20.00%)
Liquidation expense									10.00%
Management discount for property type																		(67.00%)	0.00%
Remaining term													29 years	4 months									30 years	24 months
Discount rate													12.00%	7.50%								1.50%